EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Net income (loss)	$ 680	$ 225	$ 1,537	$ 188
Dilutive effect of conversion of subsidiary preferred shares	(38)	(35)	(76)	(71)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	34	0	67	0
Profit (loss), attributable to ordinary equity holders of parent entity	$ 608	$ 190	$ 1,394	$ 117
Weighted average - common shares	957.1	958.6	957.6	958.5
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	18.1	20.0	18.6	19.3
Common shares and common share equivalents	975.2	978.6	976.2	977.8